Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Equity Reserve [Member]	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)	Treasury Common Shares [Member]
Balance, shares at Dec. 31, 2022		118,349,090
Balance, amount at Dec. 31, 2022	$ 98,021	$ 145,515	$ 9,852	$ (5,223)	$ (52,026)	$ (97)
Statement [Line Items]
Common shares issued At the market issuances, shares		9,373,825
Common shares issued At the market issuances, amount	5,648	$ 5,648	0	0	0	0
Carrying value of RSUs exercised, shares		1,005,333
Carrying value of RSUs exercised, amount	0	$ 1,019	(1,019)	0	0	0
Issuance costs	(494)	(494)	0	0	0	0
Share-based payments	2,269	0	2,269	0	0	0
Options cancelled or expired	0		(61)		61
Net income for the period	542	0	0	0	542	0
Currency translation differences	15	0	0	15	0	0
Balance, amount at Dec. 31, 2023	106,001	$ 151,688	11,041	(5,208)	(51,423)	(97)
Balance, shares at Dec. 31, 2023		128,728,248
Statement [Line Items]
Common shares issued At the market issuances, shares		9,338,685
Common shares issued At the market issuances, amount	9,732	$ 9,732	0	0	0	0
Carrying value of RSUs exercised, shares		1,197,709
Carrying value of RSUs exercised, amount	0	$ 1,018	(1,018)	0	0	0
Issuance costs	(628)	(628)	0	0	0	0
Share-based payments	2,035	0	2,035	0	0	0
Net income for the period	8,100	0	0	0	8,100	0
Currency translation differences	(827)	$ 0	0	(827)	0	0
Exercise of options, shares		1,301,000
Exercise of options, amount	986	$ 1,515	(529)	0	0	0
Balance, amount at Dec. 31, 2024	$ 125,399	$ 163,325	$ 11,529	$ (6,035)	$ (43,323)	$ (97)
Balance, shares at Dec. 31, 2024	371,250	140,565,642